SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (FY) (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 23, 2024 USD ($) $ / shares	Jan. 16, 2024 USD ($)	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Product Information [Line Items]
Accumulated deficit			$ 36,148		$ 36,565	$ 26,332
Net cash used in operating activities			1,878	$ (379)	3,976	14,518
Working capital deficit			(1,400)		(9,100)
Cash and cash equivalents			1,668		331	3,546
Purchase obligation	$ 2,900		$ 2,895	$ 1,457	$ 3,238	1,000
Number of operating segments | segment			1		1
Number of reportable segments | segment			1		1
Contract assets amortization period					3 years
Property and equipment, useful life			3 years		3 years
Impairment loss					$ 116	0
Estimated useful life					3 years
Advertising expense					$ 36	$ 174
Convertible Note Receivable, Accrued Interest
Product Information [Line Items]
Impairment loss					$ 272
8.00% Convertible Notes | Convertible Debt
Product Information [Line Items]
Aggregate principal amount	$ 6,400
Interest rate	8.00%
Maturity term	2 years
Conversion price (dollars per share) | $ / shares	$ 0.15
Term Note | Secured Debt
Product Information [Line Items]
Aggregate principal amount	$ 1,600
Interest rate	12.00%
Maturity term	2 years
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Product Information [Line Items]
Interest rate			6.00%
Subsequent Event
Product Information [Line Items]
Purchase obligation	$ 2,900
Subsequent Event | 8.00% Convertible Notes | Convertible Debt
Product Information [Line Items]
Aggregate principal amount	$ 6,400
Interest rate	8.00%	8.00%
Maturity term	2 years
Conversion price (dollars per share) | $ / shares	$ 0.15
Subsequent Event | Term Note | Secured Debt
Product Information [Line Items]
Aggregate principal amount	$ 1,600
Interest rate	12.00%
Maturity term	2 years
Subsequent Event | Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Product Information [Line Items]
Purchase obligation	$ 2,900	$ 2,900
Software
Product Information [Line Items]
Property and equipment, useful life					3 years
Cost of Goods and Service Benchmark | Supplier Concentration Risk | One Vendor
Product Information [Line Items]
Concentration risk, percentage			60.00%	75.00%	86.00%
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Two Vendor
Product Information [Line Items]
Concentration risk, percentage						86.00%
Accounts Payable | Supplier Concentration Risk | One Vendor
Product Information [Line Items]
Concentration risk, percentage			26.00%
Accounts Payable | Supplier Concentration Risk | Two Vendor
Product Information [Line Items]
Concentration risk, percentage				30.00%	30.00%
Accounts Payable | Supplier Concentration Risk | Three Vendor
Product Information [Line Items]
Concentration risk, percentage						54.00%
One Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage			14.00%	12.00%	14.00%	11.00%
One Customer | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage						12.00%
Two Customer | Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage					30.00%